Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Disclosure of operating segments [line items]
(Loss)/profit after tax	[1]	£ 300		£ (729)
Profit/(loss) after tax in respect of continuing operations		347		1,301
(Loss)/profit after tax in respect of discontinued operation		(47)		(2,030)
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Total comprehensive income for the period	[2]	(361)		(336)
Attributable to:
Equity holders of the parent		(360)		(446)
Non-controlling interests		(1)		110
Total comprehensive income for the period	[2]	(361)		(336)
Continuing operations [member]
Disclosure of operating segments [line items]
(Loss)/profit after tax		347		1,301
Other comprehensive (loss)/income that may be recycled to profit or loss from continuing operations:
Currency translation reserves	[3],[4]	350		(629)
Available for sale reserve	[2],[3],[4]	0		96
Fair value through other comprehensive income reserve	[3],[4],[5]	(221)		0
Cash flow hedging reserve	[2],[3],[4]	(403)		(382)
Other	[2],[4]	10		14
Other comprehensive (loss)/income that may be recycled to profit or loss	[4]	(264)		(901)
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Retirement benefit remeasurements	[2],[3]	(54)		(29)
Financial assets at fair value through other comprehensive income	[3],[5]	(267)		0
Own credit	[2],[3]	(73)		22
Other comprehensive income/(loss) not recycled to profit or loss, from continuing operations	[4]	(394)		(7)
Other comprehensive income for the period		(658)		(908)
Total comprehensive income for the period	[2]	(311)		393
Attributable to:
Total comprehensive income for the period	[2]	(311)		393
Discontinued operations [member]
Disclosure of operating segments [line items]
(Loss)/profit after tax	[7]	(47)	[6]	(595)	[8]
Other comprehensive (loss)/income that may be recycled to profit or loss from continuing operations:
Currency translation reserves		0	[9]	(38)	[10]
Available for sale reserve	[2]	0	[9]	(3)	[10]
Cash flow hedging reserve	[2]	0	[9]	19	[10]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Financial assets at fair value through other comprehensive income		(3)	[9]	0	[10]
Other comprehensive income for the period	[5]	(3)	[9]	1,301	[10]
Total comprehensive income for the period	[2],[5]	(50)		(729)
Attributable to:
Total comprehensive income for the period	[2],[5]	£ (50)		£ (729)

[1]	For notes to the Financial Statements see pages 17 to 56
[2]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41
[3]	For notes to the Financial Statements see pages 17 to 56
[4]	Reported net of tax
[5]	Following the adoption of IFRS 9, Financial Instruments on 1 January 2018, the fair value through other comprehensive income reserve was introduced replacing the available for sale reserve
[6]	Included UK banking business results for the period from 1 January 2018 to 31 March 2018.
[7]

Total loss after tax in respect o f discontinued operations in H117 was £2,030 m , which comprised of £595m loss after tax, £60m loss on the sale of BAGL and £1,375m loss on recycling of other comprehensive loss on reserves relating to the disposal of BAGL. Of the £595m loss after tax, £760m loss related to BAGL results and £165m profit related to UK banking business

[8]	Included UK banking business results for the period from 1 January 2017 to 30 June 2017 and BAGL results for the period from 1 January 2017 to 31 May 2017
[9]	Included UK banking business other comprehensive income for the period from 1 January 2018 to 31 March 2018
[10]	Included UK banking business other comprehensive income for the period from 1 January 2017 to 30 June 2017 and BAGL other comprehensive income for the period from 1 January 2017 to 31 May 2017